PNC ULTRA SHORT BOND FUND (Second Summary Prospectus) | PNC ULTRA SHORT BOND FUND
PNC Ultra Short Bond Fund

Supplement dated September 28, 2011 to the

PNC Fixed Income Funds Institutional Shares Prospectus

dated September 30, 2011

This Supplement provides new and additional information beyond that contained in the above-mentioned prospectus and should be read in conjunction with such prospectus.

Under “Principal Investment Strategies” for the PNC Ultra Short Bond Fund on page 19 of the prospectus and in the section entitled “Details About the Funds” under the PNC Ultra Short Bond Fund on page 43 of the prospectus the third sentence in the first paragraph is to be deleted and replaced in its entirety with the following until the close of business on November 30, 2011:

Please contact PNC Funds at 1-800-622-FUND (3863) for more information.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SP-FII-0911

Principal Investment Strategies

Under normal circumstances, at least 80% of the Fund’s net assets plus any borrowings for investment purposes will be invested in debt securities (bonds), primarily U.S. government securities, corporate bonds, asset-backed securities and mortgage-backed securities.